Related Parties (Details) - USD ($) $ in Thousands			3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 16, 2024	Jul. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Line Items]
Annual fee (in Dollars)		$ 2,000
Common stock, shares, outstanding			121,476,215		121,476,215		121,476,215
Interest in common shares					1,746,169		1,746,169
Conversion of common shares	1						92,500
Selling, general and administrative expenses (in Dollars)			$ 52,458	$ 41,854	$ 150,306	$ 121,369		$ 185,022	$ 168,229
Predecessor
Related Parties [Line Items]
Selling and administrative expenses (in Dollars)						2,200		$ 3,100	2,700
Preferred stock, shares outstanding								1,000,000
Common stock, shares, outstanding								5,024,802
Selling, general and administrative expenses (in Dollars)						71,766		$ 185,022	168,229
American Securities, LLC | Affiliated Entity | Predecessor
Related Parties [Line Items]
Selling and administrative expenses (in Dollars)						$ 2,500		$ 3,400	$ 3,200
Selling, general and administrative expenses (in Dollars)				$ 800
Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Interest in common shares					997,150		997,150
Conversion of common shares							185,000
Mariposa Capital, LLC | Affiliated Entity
Related Parties [Line Items]
Advisory fees (in Dollars)			$ 500
Series A Preferred Stock
Related Parties [Line Items]
Preferred stock, shares outstanding			1,000,000		1,000,000		1,000,000
Preferred stock dividends declared (in Dollars)
Series A Preferred Stock | Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Preferred stock, shares outstanding			1,000,000		1,000,000		1,000,000
Common Stock | Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Common stock, shares, outstanding			18,877,500		18,877,500		18,877,500